Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jul. 31, 2018	Jan. 31, 2018	Jan. 31, 2017
Statement of Financial Position [Abstract]
Redeemable convertible preferred stock, par value (in usd per share)	$ 0.0001	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares authorized (in shares)	0	100,603,444	100,603,444
Redeemable convertible preferred stock, shares issued (in shares)	0	100,226,099	100,226,099
Redeemable convertible preferred stock, shares outstanding (in shares)	0	100,226,099	100,226,099
Redeemable convertible preferred stock, liquidation preference		$ 548,910	$ 548,910
Preferred stock, par value (in usd per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	10,000,000	0
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in usd per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	500,000,000	185,000,000	185,000,000
Common stock, shares outstanding (in shares)	156,785,672	35,699,843	29,439,051